Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0001676725
Registrant Name	IDEAYA Biosciences, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES